S000061500 [Member] Expense Example, No Redemption - Nuveen Global Real Estate Securities Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 700
Expense Example, No Redemption, 3 Years	1,009
Expense Example, No Redemption, 5 Years	1,417
Expense Example, No Redemption, 10 Years	2,553
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	690
Expense Example, No Redemption, 5 Years	1,277
Expense Example, No Redemption, 10 Years	2,871
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	345
Expense Example, No Redemption, 5 Years	698
Expense Example, No Redemption, 10 Years	1,695
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	383
Expense Example, No Redemption, 5 Years	762
Expense Example, No Redemption, 10 Years	$ 1,828